Basic and Diluted Net Loss per Share - Potentially Dilutive Securities Excluded from Computation (Details) - shares		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		38,307,572	169,970,755
JAWS Spitfire | Eligible Velo3D Equityholders
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares that the holders may receive (in shares)	10,879,074
Maximum | JAWS Spitfire | Eligible Velo3D Equityholders
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares that the holders may receive (in shares)	21,758,148	21,758,148
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		0	147,876,672
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		0	0
Redeemable convertible preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		0	408,729
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		13,075,000	214,033
Stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		21,191,226	21,471,321
Restricted stock units issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents		4,041,346	0